Average Annual Total Returns{- Fidelity® California AMT Tax-Free Money Market Fund} - 02.28 Fidelity California Municipal Money Market Funds Retail Combo PRO-10 - Fidelity® California AMT Tax-Free Money Market Fund - Fidelity California AMT Tax-Free Money Market Fund-Retail Class - Free Money Market Fund
	Past 1 year	Past 5 years	Past 10 years
Total	0.01%	0.64%	0.35%